Restricted cash	12 Months Ended
Mar. 31, 2018
Restricted cash
Restricted cash

8.           Restricted cash

Restricted cash consists of €34.6 million (2017: €11.8 million; 2016: €13.0 million) placed in escrow accounts for certain legal cases and appeals (which accounts for the majority of the balance).